Other assets-Other / Other liabilities - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Other assets-Other / Other liabilities [Abstract]
Amortization expenses	¥ 1,662	¥ 2,504	¥ 3,324
Indefinite-lived intangibles	¥ 8,696	¥ 8,853